SEGMENT INFORMATION - Total Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total consolidated assets	$ 8,813,639	$ 7,947,466	$ 6,269,980
Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	6,401,859	5,786,705	4,568,644
Mocha Clubs [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	159,927	176,830	174,404
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	573,814	617,847	577,145
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,148,657	3,147,322	3,103,458
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	2,519,461	1,844,706	713,637
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	631,377	30,193	0
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 1,780,403	$ 2,130,568	$ 1,701,336